Consolidated Schedule of Investments(a)
July 31, 2025
(Unaudited)

Shares		Value
Exchange-Traded Funds–49.57%
Invesco Emerging Markets Sovereign Debt ETF(b)	383,000	$7,862,990
Invesco High Yield Bond Factor ETF(b)	1,076,000	24,227,001
Invesco International Developed Dynamic Multifactor ETF(b)(c)	5,817,300	157,008,927
Invesco Russell 1000® Dynamic Multifactor ETF(b)	3,653,460	212,667,907
Invesco Russell 2000® Dynamic Multifactor ETF(b)	1,491,800	60,373,146
iShares Core MSCI Emerging Markets ETF(c)	615,233	37,117,007
Total Exchange-Traded Funds (Cost $368,612,990)		499,256,978
Principal Amount
U.S. Treasury Securities–34.00%
U.S. Treasury Bills–0.03%
3.98% - 4.12%, 05/14/2026(d)(e)	$339,000	328,229
U.S. Treasury Notes–33.97%
3.88%, 12/31/2029(d)	68,550,000	68,397,369
1.88%, 02/15/2032(d)	171,525,000	149,679,014
4.63%, 02/15/2035	121,400,000	124,065,109
		342,141,492
Total U.S. Treasury Securities (Cost $344,496,199)		342,469,721
Shares
Common Stocks & Other Equity Interests–12.67%
Aerospace & Defense–0.75%
Airbus SE (France)	10,011	2,012,761
Axon Enterprise, Inc.(f)	1,500	1,133,235
BAE Systems PLC (United Kingdom)	37,431	893,127
Curtiss-Wright Corp.	1,457	714,250
Embraer S.A., ADR (Brazil)	6,660	383,483
HEICO Corp.	2,387	780,072
Howmet Aerospace, Inc.	7,453	1,339,826
Karman Holdings, Inc.(f)	4,922	254,467
		7,511,221
Apparel Retail–0.03%
TJX Cos., Inc. (The)	2,529	314,936
Apparel, Accessories & Luxury Goods–0.22%
Brunello Cucinelli S.p.A. (Italy)	4,298	481,990
Hermes International S.C.A. (France)	265	648,054
LVMH Moet Hennessy Louis Vuitton SE (France)	1,879	1,008,669
Moncler S.p.A. (Italy)	1,731	92,319
		2,231,032
Application Software–0.94%
Circle Internet Group, Inc.(f)	946	173,610
Dassault Systemes SE (France)	8,763	287,875
Figma, Inc., Class A	597	68,954
Guidewire Software, Inc.(f)	3,112	703,997
Shares		Value
Application Software–(continued)
Intuit, Inc.	2,259	$1,773,609
Nice Ltd., ADR (Israel)(f)	2,909	453,949
Nutanix, Inc., Class A(f)	3,898	293,013
OBIC Business Consultants Co. Ltd. (Japan)	5,200	299,910
Palantir Technologies, Inc., Class A(f)	7,278	1,152,471
Q2 Holdings, Inc.(f)	3,594	291,833
Samsara, Inc., Class A(f)	6,512	247,651
SAP SE (Germany)	8,267	2,363,994
ServiceTitan, Inc.(f)	3,054	356,432
Synopsys, Inc.(f)	573	362,978
Tyler Technologies, Inc.(f)	1,043	609,696
		9,439,972
Asset Management & Custody Banks–0.10%
Ares Management Corp., Class A	5,426	1,006,686
Automobile Manufacturers–0.03%
BYD Co. Ltd., H Shares (China)	6,000	87,605
Ferrari N.V. (Italy)	415	181,981
		269,586
Automotive Retail–0.11%
AutoZone, Inc.(f)	145	546,415
Carvana Co.(f)	1,371	534,923
		1,081,338
Biotechnology–0.12%
Alnylam Pharmaceuticals, Inc.(f)	1,873	734,666
Natera, Inc.(f)	3,700	494,542
		1,229,208
Broadline Retail–0.45%
Alibaba Group Holding Ltd., ADR (China)(c)	5,897	711,355
Amazon.com, Inc.(f)	4,079	954,935
Dollarama, Inc. (Canada)	6,865	938,289
JD.com, Inc., ADR (China)	36,233	1,140,977
MercadoLibre, Inc. (Brazil)(f)	56	132,938
Ollie’s Bargain Outlet Holdings, Inc.(f)	4,902	669,760
		4,548,254
Building Products–0.09%
Assa Abloy AB, Class B (Sweden)	7,888	261,016
Daikin Industries Ltd. (Japan)	2,900	356,572
Lennox International, Inc.	411	250,299
		867,887
Cargo Ground Transportation–0.04%
XPO, Inc.(f)	3,426	412,114
Casinos & Gaming–0.07%
Flutter Entertainment PLC (Ireland)(f)	2,380	720,817
Construction & Engineering–0.28%
Comfort Systems USA, Inc.	1,141	802,465
EMCOR Group, Inc.	973	610,548
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Construction & Engineering–(continued)
MasTec, Inc.(f)	2,389	$452,023
Quanta Services, Inc.	2,378	965,777
		2,830,813
Construction Machinery & Heavy Transportation Equipment– 0.09%
Epiroc AB, Class A (Sweden)	21,357	434,682
Wabtec Corp.	2,301	441,907
		876,589
Consumer Staples Merchandise Retail–0.03%
BJ’s Wholesale Club Holdings, Inc.(f)	3,137	332,208
Distillers & Vintners–0.03%
Diageo PLC (United Kingdom)	11,980	290,366
Diversified Banks–0.37%
FinecoBank Banca Fineco S.p.A. (Italy)	19,368	412,423
HDFC Bank Ltd. (India)	12,065	276,871
HSBC Holdings PLC (United Kingdom)	26,098	317,951
ICICI Bank Ltd. (India)	31,007	522,136
ICICI Bank Ltd., ADR (India)	28,055	945,454
Mitsubishi UFJ Financial Group, Inc. (Japan)	36,600	504,449
Sberbank of Russia PJSC (Russia)(g)	11,951	0
Societe Generale S.A. (France)	5,842	372,886
Svenska Handelsbanken AB, Class A (Sweden)	32,921	401,122
		3,753,292
Diversified Real Estate Activities–0.18%
DLF Ltd. (India)	207,578	1,846,129
Education Services–0.06%
Duolingo, Inc.(f)	1,633	565,916
Electric Utilities–0.05%
NRG Energy, Inc.	3,253	543,902
Electrical Components & Equipment–0.14%
Schneider Electric SE (France)	1,836	475,144
Vertiv Holdings Co., Class A	6,195	901,992
		1,377,136
Electronic Equipment & Instruments–0.09%
Keyence Corp. (Japan)	2,600	940,501
Electronic Manufacturing Services–0.10%
Flex Ltd.(f)	20,826	1,038,593
Environmental & Facilities Services–0.01%
Republic Services, Inc.	423	97,565
Financial Exchanges & Data–0.40%
London Stock Exchange Group PLC (United Kingdom)	2,131	259,758
Nasdaq, Inc.	8,370	805,361
S&P Global, Inc.	3,809	2,099,140
Tradeweb Markets, Inc., Class A	6,147	851,667
		4,015,926
Food Retail–0.09%
Alimentation Couche-Tard, Inc. (Canada)	7,326	380,681
Shares		Value
Food Retail–(continued)
Casey’s General Stores, Inc.	1,023	$532,093
		912,774
Health Care Distributors–0.09%
Cencora, Inc.	3,348	957,796
Health Care Equipment–0.34%
Boston Scientific Corp.(f)	6,157	645,992
IDEXX Laboratories, Inc.(f)	401	214,258
Insulet Corp.(f)	2,380	686,392
Intuitive Surgical, Inc.(f)	1,461	702,873
ResMed, Inc.	3,435	934,114
Straumann Holding AG (Switzerland)	462	56,290
Stryker Corp.	576	226,213
		3,466,132
Health Care Facilities–0.15%
Encompass Health Corp.	8,245	907,857
Tenet Healthcare Corp.(f)	3,664	590,930
		1,498,787
Health Care Services–0.12%
Dr Lal PathLabs Ltd. (India)(h)	18,965	678,736
Labcorp Holdings, Inc.	1,880	488,950
New Horizon Health Ltd. (China)(f)(g)(h)	77,000	19,618
		1,187,304
Health Care Supplies–0.19%
ConvaTec Group PLC (United Kingdom)(h)	141,594	436,255
EssilorLuxottica S.A. (France)	2,716	807,614
Hoya Corp. (Japan)	5,000	630,813
		1,874,682
Hotels, Resorts & Cruise Lines–0.43%
Amadeus IT Group S.A. (Spain)	8,629	692,855
Booking Holdings, Inc.	27	148,610
Hilton Worldwide Holdings, Inc.	5,528	1,481,946
Marriott International, Inc., Class A	1,894	499,694
Royal Caribbean Cruises Ltd.	1,902	604,589
Trainline PLC (United Kingdom)(f)(h)	90,167	323,780
Viking Holdings Ltd.(f)	10,813	634,939
		4,386,413
Independent Power Producers & Energy Traders–0.08%
Vistra Corp.	3,844	801,628
Industrial Conglomerates–0.13%
Hitachi Ltd. (Japan)	14,900	455,949
Siemens AG (Germany)	3,477	885,603
		1,341,552
Industrial Gases–0.02%
Linde PLC	356	163,853
Industrial Machinery & Supplies & Components–0.15%
Atlas Copco AB, Class A (Sweden)	56,512	860,586
ITT, Inc.	3,731	634,121
		1,494,707
Insurance Brokers–0.04%
Ryan Specialty Holdings, Inc., Class A	6,339	387,883
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Interactive Home Entertainment–0.09%
Capcom Co. Ltd. (Japan)	13,900	$353,834
Roblox Corp., Class A(f)	2,620	361,010
Take-Two Interactive Software, Inc.(f)	1,056	235,203
		950,047
Interactive Media & Services–0.99%
Alphabet, Inc., Class A	20,838	3,998,812
Meta Platforms, Inc., Class A	5,401	4,177,349
Rightmove PLC (United Kingdom)	44,541	480,664
Tencent Holdings Ltd. (China)	19,000	1,330,232
		9,987,057
Internet Services & Infrastructure–0.28%
Cloudflare, Inc., Class A(f)	5,734	1,190,837
GoDaddy, Inc., Class A(f)	2,766	446,931
Shopify, Inc., Class A (Canada)(f)	9,710	1,186,659
		2,824,427
Investment Banking & Brokerage–0.24%
Evercore, Inc., Class A	2,496	751,645
LPL Financial Holdings, Inc.	2,346	928,383
Robinhood Markets, Inc., Class A(f)	6,927	713,827
		2,393,855
IT Consulting & Other Services–0.09%
Accenture PLC, Class A (Ireland)	1,338	357,380
EPAM Systems, Inc.(f)	3,374	532,113
		889,493
Leisure Facilities–0.05%
Planet Fitness, Inc., Class A(f)	4,614	503,803
Life Sciences Tools & Services–0.29%
Illumina, Inc.(f)	3,862	396,666
IQVIA Holdings, Inc.(f)	1,307	242,919
Lonza Group AG (Switzerland)	1,802	1,255,938
Sartorius Stedim Biotech (France)	3,188	637,059
Thermo Fisher Scientific, Inc.	844	394,722
		2,927,304
Managed Health Care–0.03%
HealthEquity, Inc.(f)	2,924	283,628
Movies & Entertainment–0.28%
Netflix, Inc.(f)	821	951,867
Spotify Technology S.A. (Sweden)(f)	961	602,105
TKO Group Holdings, Inc.	2,280	383,063
Universal Music Group N.V. (Netherlands)	30,518	877,908
		2,814,943
Multi-line Insurance–0.07%
Allianz SE (Germany)	1,790	707,368
Oil & Gas Equipment & Services–0.04%
TechnipFMC PLC (United Kingdom)	9,957	362,136
Oil & Gas Refining & Marketing–0.08%
Reliance Industries Ltd. (India)	53,961	852,178
Oil & Gas Storage & Transportation–0.09%
Cheniere Energy, Inc.	2,801	660,700
Shares		Value
Oil & Gas Storage & Transportation–(continued)
Targa Resources Corp.	1,440	$239,630
		900,330
Other Specialty Retail–0.09%
Chewy, Inc., Class A(f)	14,546	533,838
Ulta Beauty, Inc.(f)	669	344,542
		878,380
Passenger Airlines–0.04%
Ryanair Holdings PLC (Italy)	13,324	391,761
Personal Care Products–0.03%
L’Oreal S.A. (France)	732	323,898
Pharmaceuticals–0.25%
AstraZeneca PLC (United Kingdom)	4,936	720,121
Eli Lilly and Co.	1,849	1,368,390
Galderma Group AG, Class A (Switzerland)	861	132,696
Novo Nordisk A/S, Class B (Denmark)	1,910	88,830
Phathom Pharmaceuticals, Inc.(f)	11,047	94,341
Zoetis, Inc.	785	114,445
		2,518,823
Real Estate Services–0.07%
CBRE Group, Inc., Class A(f)	4,672	727,617
Research & Consulting Services–0.22%
Equifax, Inc.	2,190	526,104
Experian PLC	11,477	604,731
RELX PLC (United Kingdom)	7,688	399,477
Verisk Analytics, Inc.	2,345	653,575
		2,183,887
Restaurants–0.32%
Compass Group PLC (United Kingdom)	15,869	557,628
Darden Restaurants, Inc.	3,553	716,534
DoorDash, Inc., Class A(f)	3,691	923,673
Dutch Bros, Inc., Class A(f)	6,528	386,915
Texas Roadhouse, Inc.	3,342	618,704
		3,203,454
Semiconductor Materials & Equipment–0.17%
ASM International N.V. (Netherlands)	748	362,075
ASML Holding N.V. (Netherlands)	996	690,301
BE Semiconductor Industries N.V. (Netherlands)	1,563	211,179
Lam Research Corp.	5,285	501,229
		1,764,784
Semiconductors–1.17%
Analog Devices, Inc.	6,710	1,507,267
ARM Holdings PLC, ADR(c)(f)	2,361	333,786
Broadcom, Inc.	4,330	1,271,721
Credo Technology Group Holding Ltd.(f)	3,266	364,322
MACOM Technology Solutions Holdings, Inc.(f)	5,152	706,545
Marvell Technology, Inc.	17,694	1,422,067
Microchip Technology, Inc.	9,732	657,786
Monolithic Power Systems, Inc.	1,188	844,953
NVIDIA Corp.	14,180	2,522,197
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Semiconductors–(continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	57,000	$2,194,458
		11,825,102
Specialty Chemicals–0.08%
Ecolab, Inc.	1,081	282,963
Sika AG (Switzerland)	2,121	500,512
		783,475
Steel–0.06%
Carpenter Technology Corp.	2,402	599,035
Systems Software–0.38%
Check Point Software Technologies Ltd. (Israel)(f)	1,369	254,908
CyberArk Software Ltd.(f)	1,981	815,122
Microsoft Corp.	3,011	1,606,368
Rubrik, Inc., Class A(f)	2,680	254,466
ServiceNow, Inc.(f)	306	288,595
Zscaler, Inc.(f)	2,050	585,398
		3,804,857
Trading Companies & Distributors–0.23%
Fastenal Co.	17,373	801,416
Ferguson Enterprises, Inc.	3,391	755,094
MonotaRO Co. Ltd. (Japan)	26,600	473,664
RS Group PLC (United Kingdom)	42,405	312,057
		2,342,231
Transaction & Payment Processing Services–0.33%
Adyen N.V. (Netherlands)(f)(h)	398	682,630
Mastercard, Inc., Class A	824	466,771
Toast, Inc., Class A(f)	11,605	566,788
Visa, Inc., Class A	4,619	1,595,726
		3,311,915
Total Common Stocks & Other Equity Interests (Cost $94,136,976)		127,671,286
Preferred Stocks–0.01%
Diversified Banks–0.00%
Socium Re Ltd., Series 2019-1, Pfd.(g)	9,884	9,446
Shares		Value
Diversified Support Services–0.01%
Harambee Re Ltd., Pfd.(g)	42	$8,743
Kinesis Reinsurance I Ltd., Series 2019-1, Pfd.(g)	19,423	8,127
Viribus Re Ltd., Pfd.(g)	351,641	34,906
		51,776
Total Preferred Stocks (Cost $567,762)		61,222
Money Market Funds–1.95%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(b)(i)	6,888,629	6,888,629
Invesco Treasury Portfolio, Institutional Class, 4.23%(b)(i)	12,793,167	12,793,167
Total Money Market Funds (Cost $19,681,796)		19,681,796
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.20% (Cost $827,495,723)		989,141,003
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.16%
Invesco Private Government Fund, 4.32%(b)(i)(j)	437,919	437,919
Invesco Private Prime Fund, 4.46%(b)(i)(j)	1,139,498	1,139,726
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,577,645)		1,577,645
TOTAL INVESTMENTS IN SECURITIES–98.36% (Cost $829,073,368)		990,718,648
OTHER ASSETS LESS LIABILITIES—1.64%		16,487,276
NET ASSETS–100.00%		$1,007,205,924
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
Pfd.	– Preferred
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$7,847,670	$-	$-	$15,320	$-	$7,862,990	$377,504
Invesco High Yield Bond Factor ETF	24,226,140	-	-	861	-	24,227,001	1,302,842
Invesco International Developed Dynamic Multifactor ETF	141,476,736	-	-	15,532,191	-	157,008,927	2,297,775
Invesco Russell 1000® Dynamic Multifactor ETF	218,091,953	-	(29,050,889)	8,210,737	15,416,106	212,667,907	1,245,570
Invesco Russell 2000® Dynamic Multifactor ETF	63,118,671	-	(4,753,980)	386,154	1,622,301	60,373,146	510,077
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	8,017,675	50,932,932	(52,061,978)	-	-	6,888,629	164,767
Invesco Treasury Portfolio, Institutional Class	14,891,654	94,589,731	(96,688,218)	-	-	12,793,167	303,822
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,606,200	33,175,062	(34,343,343)	-	-	437,919	30,562*
Invesco Private Prime Fund	4,200,596	76,436,159	(79,496,830)	13	(212)	1,139,726	99,340*
Total	$483,477,295	$255,133,884	$(296,395,238)	$24,145,276	$17,038,195	$483,399,412	$6,332,259

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Non-income producing security.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $2,141,019, which represented less than 1% of the Fund’s Net Assets.

(i)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	401	September-2025	$127,803,713	$5,759,768	$5,759,768
Interest Rate Risk
U.S. Treasury 5 Year Notes	1,769	September-2025	191,356,047	923,271	923,271
U.S. Treasury 10 Year Notes	359	September-2025	39,871,437	422,908	422,908
Subtotal				1,346,179	1,346,179
Subtotal—Long Futures Contracts				7,105,947	7,105,947
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	540	September-2025	$(59,945,400)	$(2,748,314)	$(2,748,314)
MSCI Emerging Markets Index	321	September-2025	(19,874,715)	(485,214)	(485,214)
Nikkei 225 Index	53	September-2025	(14,480,106)	(1,110,076)	(1,110,076)
S&P/TSX 60 Index	18	September-2025	(4,212,385)	(109,668)	(109,668)
SPI 200 Index	30	September-2025	(4,194,737)	(71,846)	(71,846)
STOXX Europe 600 Index	722	September-2025	(22,526,684)	43,875	43,875
Subtotal—Short Futures Contracts				(4,481,243)	(4,481,243)
Total Futures Contracts				$2,624,704	$2,624,704

(a)	Futures contracts collateralized by $1,812,814 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/17/2025	Barclays Bank PLC	CAD	2,850,000	USD	2,097,009	$35,412
09/17/2025	Barclays Bank PLC	DKK	20,810,000	USD	3,214,103	21,803
09/17/2025	BNP Paribas S.A.	AUD	21,940,000	USD	14,321,219	210,164
09/17/2025	Deutsche Bank AG	CLP	432,460,000	USD	463,491	18,829
09/17/2025	Deutsche Bank AG	KRW	26,671,780,000	USD	19,731,004	570,316
09/17/2025	Deutsche Bank AG	PHP	841,900,000	USD	15,052,475	610,050
09/17/2025	Deutsche Bank AG	TWD	410,310,000	USD	14,254,299	489,321
09/17/2025	Deutsche Bank AG	USD	249,698	HUF	88,770,000	3,012
09/17/2025	Goldman Sachs International	HKD	1,420,000	USD	182,330	725
09/17/2025	Goldman Sachs International	NOK	27,060,000	USD	2,721,434	103,347
09/17/2025	Goldman Sachs International	SEK	256,890,000	USD	27,347,852	1,031,356
09/03/2025	J.P. Morgan Chase Bank, N.A.	USD	16,731,287	BRL	98,345,000	693,553
09/17/2025	Merrill Lynch International	CNY	20,855,000	USD	2,929,697	14,306
09/17/2025	Merrill Lynch International	USD	13,646,649	MXN	264,550,000	310,617
09/17/2025	Morgan Stanley and Co. International PLC	SGD	1,805,000	USD	1,419,879	25,002
09/17/2025	Morgan Stanley and Co. International PLC	THB	457,340,000	USD	14,081,749	38,686
09/17/2025	Morgan Stanley and Co. International PLC	USD	442,357	PEN	1,620,000	7,991
09/17/2025	Morgan Stanley and Co. International PLC	USD	473,798	PLN	1,790,000	3,499
09/17/2025	Royal Bank of Canada	GBP	3,635,000	USD	4,941,739	139,118
09/17/2025	UBS AG	JPY	1,663,970,000	USD	11,700,202	611,761
09/17/2025	UBS AG	NZD	25,915,000	USD	15,722,475	432,047
Subtotal—Appreciation						5,370,915
Currency Risk
09/17/2025	Barclays Bank PLC	USD	12,039,162	CHF	9,660,000	(82,017)
09/17/2025	Barclays Bank PLC	USD	16,325,140	NOK	164,385,000	(420,698)
09/17/2025	BNP Paribas S.A.	MXN	264,885,000	USD	13,854,674	(120,266)
09/17/2025	Citibank, N.A.	USD	5,477,827	DKK	35,060,000	(99,546)
09/17/2025	Deutsche Bank AG	USD	27,663,147	AUD	42,300,000	(457,239)
09/17/2025	Deutsche Bank AG	USD	2,939,802	CAD	3,980,000	(60,800)
09/17/2025	Deutsche Bank AG	USD	1,826,719	CNY	13,010,000	(8,007)
09/17/2025	Deutsche Bank AG	USD	15,040,878	IDR	246,264,300,000	(135,558)
09/17/2025	Deutsche Bank AG	USD	19,000,896	INR	1,635,960,000	(350,868)
09/17/2025	Deutsche Bank AG	USD	3,651,136	KRW	4,920,600,000	(116,236)
09/17/2025	Deutsche Bank AG	USD	14,619,799	PHP	815,200,000	(635,400)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/17/2025	Deutsche Bank AG	USD	14,076,910	PLN	52,030,000	$(203,300)
09/17/2025	Deutsche Bank AG	USD	9,640,106	TWD	283,235,000	(138,209)
09/03/2025	Goldman Sachs International	BRL	8,390,000	USD	1,484,822	(1,725)
09/17/2025	Goldman Sachs International	USD	1,716,897	CZK	36,660,000	(12,800)
09/17/2025	Goldman Sachs International	USD	6,794,321	EUR	5,835,000	(116,001)
09/17/2025	J.P. Morgan Chase Bank, N.A.	CHF	13,320,000	USD	16,432,824	(54,669)
09/17/2025	J.P. Morgan Chase Bank, N.A.	CZK	337,450,000	USD	15,585,849	(100,110)
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	4,867,077	EUR	4,225,000	(31,447)
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	10,214,911	SEK	97,120,000	(265,680)
09/17/2025	Merrill Lynch International	USD	2,772,723	GBP	2,040,000	(77,442)
09/17/2025	Merrill Lynch International	USD	15,663,866	SGD	20,025,000	(188,848)
09/17/2025	Merrill Lynch International	USD	1,834,224	ZAR	32,835,000	(37,169)
09/17/2025	Morgan Stanley and Co. International PLC	ILS	1,470,000	USD	422,239	(10,622)
09/17/2025	Morgan Stanley and Co. International PLC	USD	14,273,691	COP	59,766,800,000	(57,804)
09/17/2025	Morgan Stanley and Co. International PLC	USD	1,240,200	MYR	5,220,000	(15,701)
09/17/2025	Morgan Stanley and Co. International PLC	USD	1,517,000	NZD	2,495,000	(44,894)
Subtotal—Depreciation						(3,843,056)
Total Forward Foreign Currency Contracts						$1,527,859

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	MSCI ACWI Daily Total Return Net ex USA	SOFR + 0.315%	Quarterly	123,000	May—2026	USD	42,828,600	$—	$1,472,554	$1,472,554
Equity Risk
Goldman Sachs International	Pay	MSCI ACWI ex USA Growth Net Total Return Index	SOFR - 0.330%	Quarterly	132,000	May—2026	USD	42,703,320	—	(1,288,320)	(1,288,320)
Goldman Sachs International	Pay	Russell Midcap Growth Total Return Index	SOFR + 0.620%	Monthly	8,300	September—2025	USD	56,896,849	—	(1,609,948)	(1,609,948)
Subtotal — Depreciation									—	(2,898,268)	(2,898,268)
Total — Total Return Swap Agreements									$—	$(1,425,714)	$(1,425,714)

(a) Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $2,470,000.
(b) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$499,256,978	$—	$—	$499,256,978
U.S. Treasury Securities	—	342,469,721	—	342,469,721
Common Stocks & Other Equity Interests	89,175,787	38,475,881	19,618	127,671,286
Preferred Stocks	—	—	61,222	61,222
Money Market Funds	19,681,796	1,577,645	—	21,259,441
Total Investments in Securities	608,114,561	382,523,247	80,840	990,718,648
Other Investments - Assets*
Futures Contracts	7,149,822	—	—	7,149,822
Forward Foreign Currency Contracts	—	5,370,915	—	5,370,915
Swap Agreements	—	1,472,554	—	1,472,554
	7,149,822	6,843,469	—	13,993,291
Other Investments - Liabilities*
Futures Contracts	(4,525,118)	—	—	(4,525,118)
Forward Foreign Currency Contracts	—	(3,843,056)	—	(3,843,056)
Swap Agreements	—	(2,898,268)	—	(2,898,268)
	(4,525,118)	(6,741,324)	—	(11,266,442)
Total Other Investments	2,624,704	102,145	—	2,726,849
Total Investments	$610,739,265	$382,625,392	$80,840	$993,445,497

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Global Allocation Fund